February 5, 2021

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Guggenheim Funds Trust (the “Registrant”)
File Nos. 002-19458 and 811-01136
Post-Effective Amendment No. 282 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectuses for each of its series and the Statement of Additional Information for the Guggenheim Capital Stewardship Fund do not differ from those contained in the Amendment, which was accepted on the EDGAR system on January 28, 2021.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,
By: /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Funds Trust